Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of assumptions used in estimating fair value of convertible promissory notes

To determine the fair value of the New Adagio Common Stock on inception, the Company used the following Level 3 inputs:

February 13, 2024
Base Share Price	$10.00
Adjusted per Share (1.2X Purchase Price Ratio)	$8.33
Adjusted Share price	$7.00
Probability of Closing	75.00%
Estimated fair value per Share at Closing	$5.25

To determine the fair value of the PIPE Warrants on inception, the Company used the following Level 3 inputs:

February 13, 2024
Base Share Price	$7.00
Strike price, as defined in Subscription Agreement	$10.00
Term (Months)	12.00
Average volatility rate	70.00%
Probability of Closing	75.00%
Estimated expected Warrant price	$1.21
Estimated fair value per Warrant at Closing (1.2x Coverage Ratio)	$1.45

Adagio Medical Inc
Schedule of Company's financial instruments at fair value based on the fair value hierarchy for each class of instrument

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

June 30, 2024 (Unaudited)	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$50,955
Common stock warrant liabilities	$—	$—	$64
Pre-funded warrant liabilities	$—	$—	$353

December 31, 2023	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$37,986
Common stock warrant liabilities	$—	$—	$78

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

December 31, 2023	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$37,986
Common stock warrant liabilities	$—	$—	$78

December 31, 2022	Level 1	Level 2	Level 3
Assets:
Money market account	$90	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$9,500

Schedule of assumptions used in estimating fair value of convertible promissory notes

		Expected
		Term	Risk-Free
As of June 30, 2024 (Unaudited)	Discount rate	(years)	interest rate	Volatility
October 2022 Convertible Notes	38.70%	0.04	5.50%	385%
April 2023 Convertible Notes	31.90%	0.04	5.50%	385%
November 2023 Convertible Notes	31.90%	0.04	5.50%	385%
February 2024 Convertible Notes	31.90%	0.04	5.50%	385%
May 2024 Convertible Notes	31.90%	0.04	5.50%	385%
June 2024 Convertible Notes	31.90%	0.04	5.50%	385%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods ended June 30, 2024 and December 31, 2023, respectively (in thousands):

	Balance		Fair value	Balance
	(beginning of		measurement	(end of
Six months ended June 30, 2024 (Unaudited)	period)	Additions	adjustments	period)
October 2022 Convertible Notes	$13,469	$—	$617	$14,086
April 2023 Convertible Notes	15,385	—	650	$16,035
November 2023 Convertible Notes	9,312	3,000	(3,820)	$8,312
February 2024 Convertible Notes	—	7,000	(7)	$6,993
May 2024 Convertible Notes	—	3,000	26	$3,026
June 2024 Convertible Notes	—	2,500	3	$2,503

	Balance		Fair value	Balance
	(beginning of		measurement	(end of
Year ended December 31, 2023	period)	Additions	adjustments	period)
October 2022 Convertible Notes	$9,500	$—	$3,969	$13,469
April 2023 Convertible Notes	—	15,000	385	$15,385
November 2023 Convertible Notes	—	5,000	4,132	$9,312

June 30, 2024
(Unaudited)
Expected Volatility	115% - 385%
Risk Free rate	4.3% - 5.4%
Expected dividend yield	0.0%
Expected term (years)	0.3 - 8.6

October 2022 Convertible Notes	December 31, 2023
Discount rate	36.8%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

April 2023 Convertible Notes	December 31, 2023
Discount rate	30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

November 2023 Convertible Notes	December 31, 2023
Discount rate	30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

Schedule of presents changes in the Level 3 convertible promissory notes measured at fair value

The following table presents changes in the Level 3 warrant liabilities measured at fair value for the six months ended June 30, 2024 and year ended December 31, 2023, respectively (in thousands):

Six months ended June 30, 2024 (Unaudited)	Common Stock Warrant Liabilities
Balance (beginning of period)	$78
Additions	—
Fair value measurement adjustments	(14)
Balance (end of period)	$64

Year ended December 31, 2023	Common Stock Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the years ended December 31, 2023 and 2022, respectively (in thousands):

	October 2022	April 2023	November 2023
Year ended December 31, 2023	Convertible Notes	Convertible Notes	Convertible Notes
Balance (beginning of year)	$9,500	$—	$—
Additions	—	15,000	5,000
Fair value measurement adjustments	3,969	385	4,132
Balance (end of year)	$13,469	$15,385	$9,132

October 2022
Year ended December 31, 2022	Convertible Notes
Balance (beginning of year)	$—
Additions	9,500
Fair value measurement adjustments	—
Balance (end of year)	$9,500

The Company calculated the estimated fair value of common stock warrant liabilities as of December 31, 2023, using the following assumptions:

December 31, 2023
Expected Volatility	60%‑110%
Risk Free rate	3.8%‑5.0%
Expected dividend yield	0.0%
Expected term (years)	0.8‑9.1

Year ended December 31, 2023	Common Stock Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78